LOANS AND ADVANCES - Additional information (Details) - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Loans And Advances
Stock-pledged loans, Gross	$ 65,121,642	$ 49,799,748
Allowance for credit losses	374,604	85,252
Asset Pledged as Collateral
Loans And Advances
Allowance for credit losses	0	0
Other advances
Loans And Advances
Stock-pledged loans, Gross	4,145,503	1,966,383
Bank loans	2,203,074
Other advances | Asset Pledged as Collateral
Loans And Advances
Stock-pledged loans, Gross	$ 1,907,756	$ 1,907,250